Other Expenses (Schedule of Other Nonoperating Expense, by Component) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 698	$ 584
Director fees	437	359
Insurance	333	335
Stationery and supplies	256	250
Retail losses	143	56
Other	289	217
Total other expenses	$ 2,156	$ 1,801